Financial Risk Management Objectives and Policies - Summary of Sensitivity to Reasonably Possible Change in Exchange Rates (Details) - Foreign Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
If US$ strengthens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ 1,314	$ 1,215	$ 678
If US$ weakens against RMB
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ (1,314)	$ (1,215)	$ (678)
If US$ strengthens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	5.00%	5.00%	5.00%
Decrease/ (increase) in loss before tax	$ (1,441)	$ (3,086)	$ (817)
If US$ weakens against EUR
Disclosure Of Financial Instruments [Line Items]
Increase/ (decrease) in the rate of foreign currency	(5.00%)	(5.00%)	(5.00%)
Decrease/ (increase) in loss before tax	$ 1,441	$ 3,086	$ 817